BALANCE SHEETS	Dec. 31, 2024 USD ($)
Mountain Lake Acquisition Corp.
Current assets
Cash	$ 1,383,392
Prepaid expenses	23,669
Prepaid insurance	92,500
Total Current Assets	1,499,561
Long-term prepaid insurance	87,776
Cash and investments held in Trust Account	231,643,853
TOTAL ASSETS	233,231,190
Current liabilities
Accounts payable and accrued expenses	7,401
Accrued offering costs	6,750
Due to Sponsor	3,183
Total Current Liabilities	17,334
Deferred underwriting fee payable	8,050,000
TOTAL LIABILITIES	8,067,334
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 23,000,000 shares at redemption value of approximately $10.58 and $10.49 per share as of March 31, 2026 and December 31, 2025, respectively	231,643,853
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; 0 shares issued or outstanding as of December 31, 2025 and 2024
Accumulated deficit	(6,480,797)
Total Stockholder's Deficit	(6,479,997)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	233,231,190
Class A | Mountain Lake Acquisition Corp.
Shareholders' Deficit
Ordinary shares, value	81
Class B Ordinary Shares | Mountain Lake Acquisition Corp.
Shareholders' Deficit
Ordinary shares, value	$ 719